                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08014
                                                      ---------

                               Utilities Portfolio
                               -------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

UTILITIES PORTFOLIO as of December 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.5%

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
AUTO AND PARTS -- 2.8%

Adesa, Inc.                                                       825,000   $     17,506,500
--------------------------------------------------------------------------------------------
                                                                            $     17,506,500
--------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.2%

Antena 3 Television SA(1)                                             845   $         60,848
Ovation, Inc.(1)(2)                                                18,040          1,027,034
--------------------------------------------------------------------------------------------
                                                                            $      1,087,882
--------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 29.3%

ALLETE, Inc.                                                      316,666   $     11,637,475
Edison International                                              600,000         19,218,000
Enel SPA                                                          500,000          4,915,083
Energy East Corp.                                                 560,000         14,940,800
Entergy Corp.                                                     305,000         20,614,950
Exelon Corp.                                                      461,250         20,327,287
Fortis, Inc.                                                       50,000          2,900,305
Fortum Oyj                                                        450,000          8,308,023
FPL Group, Inc.                                                   100,000          7,475,000
National Grid Transco PLC                                         563,810          5,368,850
Northeast Utilities                                               100,000          1,885,000
NSTAR                                                             100,000          5,428,000
Pepco Holdings, Inc.                                              250,000          5,330,000
PPL Corp.                                                         180,000          9,590,400
Public Power Corp.                                                 65,000          1,818,655
Scottish and Southern Energy PLC                                  500,000          8,355,689
Terna SPA                                                       2,250,000          6,453,039
TXU Corp.                                                         325,000         20,982,000
Westar Energy, Inc.                                               181,500          4,150,905
Wisconsin Energy Corp.                                            100,000          3,371,000
--------------------------------------------------------------------------------------------
                                                                            $    183,070,461
--------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.1%

Bouygues SA                                                       150,000   $      6,929,482
--------------------------------------------------------------------------------------------
                                                                            $      6,929,482
--------------------------------------------------------------------------------------------

GAS UTILITIES -- 8.5%

AGL Resources, Inc.                                               130,000   $      4,321,200
Equitable Resources, Inc.                                         210,000         12,738,600
KeySpan Corp.                                                     100,000          3,945,000
Kinder Morgan, Inc.                                                75,000          5,484,750
ONEOK, Inc.                                                       272,600   $      7,747,292
Questar Corp.                                                     100,000          5,096,000
Williams Co., Inc. (The)                                          850,000         13,846,500
--------------------------------------------------------------------------------------------
                                                                            $     53,179,342
--------------------------------------------------------------------------------------------

INTEGRATED OIL -- 6.5%

BP PLC ADR                                                        175,000   $     10,220,000
ChevronTexaco Corp.                                                70,000          3,675,700
ConocoPhillips                                                     50,000          4,341,500
Exxon Mobil Corp.                                                 150,000          7,689,000
Statoil ASA ADR                                                   250,000          3,970,000
Total SA ADR                                                      100,000         10,984,000
--------------------------------------------------------------------------------------------
                                                                            $     40,880,200
--------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 1.7%

Occidental Petroleum Corp.                                         60,000   $      3,501,600
Talisman Energy, Inc.                                             170,000          4,583,200
Whiting Petroleum Corp.(1)                                         85,000          2,571,250
--------------------------------------------------------------------------------------------
                                                                            $     10,656,050
--------------------------------------------------------------------------------------------

PUBLISHING -- 0.4%

Pearson PLC                                                       200,000   $      2,408,633
--------------------------------------------------------------------------------------------
                                                                            $      2,408,633
--------------------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 7.0%

Alltel Corp.                                                       50,000   $      2,938,000
Belgacom SA(1)                                                    100,000          4,314,917
China Netcom Group Corp. (Hong Kong), Ltd. ADR(1)                   2,500             66,900
Deutsche Telekom AG(1)                                            350,000          7,914,258
Elisa Oyj(1)                                                      130,000          2,086,219
Portugal Telecom, SGPS, SA                                        500,000          6,169,687
Sprint Corp.                                                      250,000          6,212,500
Telecom Italia SPA                                              1,500,000          4,860,435
Telenor ASA                                                     1,000,000          9,089,249
--------------------------------------------------------------------------------------------
                                                                            $     43,652,165
--------------------------------------------------------------------------------------------

TELEPHONE UTILITIES -- 15.9%

BCE, Inc.                                                         525,400   $     12,677,902
BellSouth Corp.                                                   575,000         15,979,250
CenturyTel, Inc.                                                   50,000          1,773,500
Chunghwa Telecom Co., Ltd. ADR                                    154,800          3,258,540

                        See notes to financial statements

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)

Citizens Communications Co.                                       600,000   $      8,274,000
SBC Communications, Inc.                                          575,000         14,817,750
TDC A/S                                                           335,600         14,219,337
Telefonos de Mexico SA de CV (Telmex) ADR                         250,000          9,580,000
Verizon Communications, Inc.                                      470,000         19,039,700
--------------------------------------------------------------------------------------------
                                                                            $     99,619,979
--------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.3%

Societe des Autoroutes Paris-Rhin-Rhone(1)                         30,000   $      1,812,560
--------------------------------------------------------------------------------------------
                                                                            $      1,812,560
--------------------------------------------------------------------------------------------

UTILITIES-ELECTRICAL AND GAS -- 17.2%

CMS Energy Corp.(1)                                             1,100,000   $     11,495,000
Dominion Resources, Inc.                                           60,000          4,064,400
E.ON AG                                                           170,000         15,452,622
Energias de Portugal SA                                           100,000            303,113
FirstEnergy Corp.                                                 150,000          5,926,500
MDU Resources Group, Inc.                                         163,350          4,358,178
NorthWestern Corp.(1)                                             225,000          6,300,000
NRG Energy, Inc.(1)                                               240,000          8,652,000
Ormat Technologies, Inc.(1)                                       316,400          5,150,992
PG&E Corp.(1)                                                     575,000         19,136,000
RWE AG                                                            160,000          8,856,794
Scottish Power PLC                                              1,054,290          8,152,458
Sempra Energy                                                     270,000          9,903,600
--------------------------------------------------------------------------------------------
                                                                            $    107,751,657
--------------------------------------------------------------------------------------------

WATER UTILITIES -- 2.5%

Aqua America, Inc.                                                325,000   $      7,991,750
United Utilities PLC                                              630,207          7,601,350
--------------------------------------------------------------------------------------------
                                                                            $     15,593,100
--------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS SERVICES -- 2.1%

Centennial Communications Corp.(1)                                101,200   $        802,516
TELUS Corp.                                                       250,000          7,225,000
Vodafone Group PLC ADR                                            200,000          5,476,000
--------------------------------------------------------------------------------------------
                                                                            $     13,503,516
--------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $444,166,957)                                           $    597,651,527
--------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 3.9%

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.5%

FPL Group, Inc.                                                   150,000   $      9,226,500
--------------------------------------------------------------------------------------------
                                                                            $      9,226,500
--------------------------------------------------------------------------------------------

GAS UTILITIES -- 0.8%

KeySpan Corp.                                                     100,000   $      5,217,000
--------------------------------------------------------------------------------------------
                                                                            $      5,217,000
--------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.4%

Williams Holdings of Delaware(3)                                   29,400   $      2,469,600
--------------------------------------------------------------------------------------------
                                                                            $      2,469,600
--------------------------------------------------------------------------------------------

UTILITIES-ELECTRICAL AND GAS -- 1.2%

Cinergy Corp.                                                     120,000   $      7,608,000
--------------------------------------------------------------------------------------------
                                                                            $      7,608,000
--------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $19,973,200)                                            $     24,521,100
--------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.1%

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.1%

Ovation, Inc. (PIK)(1)(2)                                             807   $        428,896
--------------------------------------------------------------------------------------------
                                                                            $        428,896
--------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $3,595,225)                                             $        428,896
--------------------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.0%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
Reliant Resources, Inc., 5.00%, 8/15/10(3)               $            100   $        164,750
--------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
   (IDENTIFIED COST, $100,000)                                              $        164,750
--------------------------------------------------------------------------------------------

                        See notes to financial statements

WARRANTS -- 0.0%

SECURITY                                                 SHARES             VALUE
--------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.0%

Lucent Technologies, Inc., Exp. 12/10/07(1)                         8,205   $         12,964
--------------------------------------------------------------------------------------------
                                                                            $         12,964
--------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                     $         12,964
--------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                            $          1,532   $      1,532,000
--------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $1,532,000)                                          $      1,532,000
--------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
   (IDENTIFIED COST $469,367,382)                                           $    624,311,237
--------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                                      $      1,327,747
--------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                        $    625,638,984
--------------------------------------------------------------------------------------------

ADR - American Depository Receipt
PIK - Payment In Kind.

(1)  Non-income producing security.
(2) Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $2,634,350 or 0.4% of the Portfolio's net assets.

COUNTRY CONCENTRATION OF PORTFOLIO

                                                         PERCENTAGE
COUNTRY                                                  OF NET ASSETS      VALUE
--------------------------------------------------------------------------------------------
Belgium                                                       0.7%          $      4,314,917
Canada                                                        4.4                 27,386,407
Denmark                                                       2.3                 14,219,337
Finland                                                       1.7                 10,394,242
France                                                        3.1                 19,726,042
Germany                                                       5.1                 32,223,673
Greece                                                        0.3                  1,818,655
Hong Kong                                                     0.0                     66,900
Italy                                                         2.6                 16,228,558
Mexico                                                        1.5                  9,580,000
Norway                                                        2.1                 13,059,248
Portugal                                                      1.0                  6,472,800
Spain                                                         0.0                     60,848
Taiwan                                                        0.5                  3,258,540
United Kingdom                                                7.6                 47,582,980
United States                                                66.9                417,918,090

                        See notes to financial statements

UTILITIES PORTFOLIO as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS
--------------------------------------------------------------------------------------------
Investments, at value (identified cost, $469,367,382)                        $   624,311,237
Cash                                                                                  79,714
Interest and dividends receivable                                                  1,193,082
Tax reclaim receivable                                                                83,255
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 $   625,667,288
--------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                                      $         4,337
Accrued expenses                                                                      23,967
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            $        28,304
--------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                    $   625,638,984
--------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
--------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                      $   470,686,541
Net unrealized appreciation (computed on the basis of identified cost)           154,952,443
--------------------------------------------------------------------------------------------
TOTAL                                                                        $   625,638,984
--------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME
--------------------------------------------------------------------------------------------
Dividends (net of foreign taxes, $896,199)                                   $    20,036,496
Interest                                                                             112,916
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      $    20,149,412
--------------------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------------------
Investment adviser fee                                                       $     3,364,781
Trustees' fees and expenses                                                           18,256
Custodian fee                                                                        298,412
Legal and accounting services                                                         36,455
Interest expense                                                                       4,639
Miscellaneous                                                                         13,895
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                               $     3,736,438
--------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                $             2
   Reduction of investment adviser fee                                                 8,889
--------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                     $         8,891
--------------------------------------------------------------------------------------------

NET EXPENSES                                                                 $     3,727,547
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                        $    16,421,865
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                           $    30,487,383
   Foreign currency transactions                                                     (42,078)
--------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                            $    30,445,305
--------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                       $    76,938,505
   Foreign currency                                                                    8,155
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         $    76,946,660
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                             $   107,391,965
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $   123,813,830
--------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                              YEAR ENDED         YEAR ENDED
IN NET ASSETS                                                                    DECEMBER 31, 2004  DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------
From operations--
   Net investment income                                                           $   16,421,865     $   12,308,591
   Net realized gain from
      investment and foreign
      currency transactions                                                            30,445,305         14,168,280
   Net change in unrealized
      appreciation (depreciation)
      from investments and
      foreign currency                                                                 76,946,660         66,337,801
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $  123,813,830     $   92,814,672
--------------------------------------------------------------------------------------------------------------------
Capital transactions--
   Contributions                                                                   $  132,359,731     $   91,610,795
   Withdrawals                                                                        (88,873,138)       (77,164,674)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                                            $   43,486,593     $   14,446,121
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                         $  167,300,423     $  107,260,793
--------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $  458,338,561     $  351,077,768
--------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $  625,638,984     $  458,338,561
--------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                     YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2004          2003          2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                    0.72%         0.72%         0.73%         0.71%        0.71%
   Net expenses after custodian fee reduction                      0.72%         0.72%         0.73%         0.71%        0.71%
   Interest expense                                                  --(1)         --(1)         --(1)       0.01%        0.01%
   Net investment income                                           3.16%         3.22%         3.40%         2.00%        1.54%
Portfolio Turnover                                                   59%          106%          146%          169%         149%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                   25.57%        26.44%       (12.13)%      (18.61)%         --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                       $ 625,639     $ 458,339     $ 351,078     $ 425,707    $ 574,586
------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.
(1)  Represents less than 0.01%.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

UTILITIES PORTFOLIO as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2004, the Eaton Vance Utilities Fund held an approximate 99.9% interest in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its net assets in equity securities of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E DELAYED DELIVERY TRANSACTIONS -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. However, BMR has contractually agreed to reduce its advisory fee to 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. This contractual reduction, which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on June 14, 2004. For the year ended December 31, 2004, the fee was equivalent to 0.648% of the Portfolio's average daily net assets for such period and amounted to $3,364,781. Effective May 1, 2004, BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the period from May 1, 2004 to December 31, 2004, BMR waived $8,889 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $365,518,810, and $302,795,473, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                             $   469,444,823
   ----------------------------------------------------------
   Gross unrealized appreciation              $   160,271,028
   Gross unrealized depreciation                   (5,404,614)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $   154,866,414
   ----------------------------------------------------------

   The net unrealized appreciation on foreign currency was $8,588 at December 31, 2004.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

UTILITIES PORTFOLIO as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF UTILITIES PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Utilities Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE UTILITIES FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Utilities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                           POSITION(S)        TERM OF                                 NUMBER OF PORTFOLIOS
                            WITH THE        OFFICE AND                                  IN FUND COMPLEX
        NAME AND            TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes              Trustee      Trustee of the    Chairman, President and            195              Director of EVC
11/9/41                                  Trust since 1989;  Chief Executive Officer
                                         of the Portfolio   of BMR, EVC, EVM and EV;
                                            since 1992      Director of EV; Vice
                                                            President and Director
                                                            of EVD. Trustee and/or
                                                            officer of 195 registered
                                                            investment companies in
                                                            the Eaton Vance Fund
                                                            Complex. Mr. Hawkes is an
                                                            interested person
                                                            because of his positions
                                                            with BMR, EVM, EVC and
                                                            EV, which are affiliates
                                                            of the Fund and the
                                                            Portfolio.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III     Chairman of the  Trustee of the    Jacob H. Schiff                    195          Director of Tiffany& Co.
2/23/35                      Board and   Trust since 1989   Professor of Investment                         (specialty retailer) and
                             Trustee      and Chairman of   Banking Emeritus,                                     Telect, Inc.
                                          the Board since   Harvard University                                 (telecommunication
                                           2005; of the     Graduate School of                                 services company)
                                          Portfolio since   Business Administration.
                                               1992

William H. Park              Trustee        Since 2003      President and Chief                195                   None
9/19/47                                                     Executive Officer, Prizm
                                                            Capital Management, LLC
                                                            (investment management
                                                            firm) (since 2002).
                                                            Executive Vice President
                                                            and Chief Financial
                                                            Officer, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) (1982-2001).

Ronald A. Pearlman           Trustee        Since 2003      Professor of Law,                  195                   None
7/10/40                                                     Georgetown University
                                                            Law Center (since 1999).
                                                            Tax Partner, Covington &
                                                            Burling, Washington, DC
                                                            (1991-2000).

Norton H. Reamer             Trustee      Trustee of the    President, Chief                   195                   None
9/21/35                                  Trust since 1989;  Executive Officer and a
                                         of the Portfolio   Director of Asset
                                            since 1993      Management Finance Corp.
                                                            (a specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since
                                                            October 2003). President,
                                                            Unicorn Corporation (an
                                                            investment and financial
                                                            advisory services
                                                            company) (since
                                                            September 2000).
                                                            Formerly, Chairman and
                                                            Chief Operating Officer,,
                                                            Hellman, Jordan
                                                            Management Co., Inc. (an
                                                            investment management
                                                            company) (2000-2003).
                                                            Formerly, Advisory
                                                            Director of Berkshire
                                                            Capital Corporation
                                                            (investment banking
                                                            firm) (2002-2003).
                                                            Formerly Chairman of the
                                                            Board, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual funds)
                                                            (1980-2000).

Lynn A. Stout                Trustee        Since 1998      Professor of Law,                  195                   None
9/14/57                                                     University of California
                                                            at Los Angeles School of
                                                            Law (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)             TERM OF
                                WITH THE             OFFICE AND
        NAME AND                TRUST AND             LENGTH OF                          PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH            THE PORTFOLIO            SERVICE                            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.       President of the Trust     Since 2002      Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                              Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                     Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                                     Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                     and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 59 registered investment
                                                                     companies managed by EVM or BMR.

Duke E. Laflamme            Vice President of        Since 2001      Vice President of EVM and BMR. Officer of 11 registered
7/8/69                          the Trust                            investment companies managed by EVM or BMR.

Thomas H. Luster            Vice President of        Since 2002      Vice President of EVM and BMR. Officer of 16 registered
4/8/62                          the Trust                            investment companies managed by EVM or BMR.

George C. Pierides          Vice President of        Since 2004      Senior Managing Director of Fox. Officer of 12 registered
12/26/57                        the Trust                            investment companies managed by EVM or BMR.

Duncan W. Richardson           President of          Since 2002      Senior Vice President and Chief Equity Investment Officer of
10/26/57                      the Portfolio                          EVM and BMR. Officer of 46 registered investment companies managed by EVM or BMR.

Judith A. Saryan             Vice President of       Since 1999      Vice President of EVM and BMR. Officer of 28 registered
8/21/54                        the Portfolio                         investment companies managed by EVM or BMR.

William J. Austin, Jr.         Treasurer of         Since 2002(2)    Vice President of EVM and BMR. Officer of 53 registered
12/27/51                       the Portfolio                         investment companies managed by EVM or BMR.

Alan R. Dynner                  Secretary            Since 1997      Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                             EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor         Treasurer of the Trust     Since 1989      Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                                                               investment companies managed by EVM or BMR.

Paul M. O'Neil                     Chief             Since 2004      Vice President of EVM and BMR. Officer of 195 registered
7/11/53                     Compliance Officer                       investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                         12/31/03     12/31/04
--------------------------------------------------------------------------------
Audit Fees                                               $   30,975   $   32,075

Audit-Related Fees(1)                                    $        0   $        0

Tax Fees(2)                                              $    5,475   $    5,600

All Other Fees(3)                                        $        0   $        0
                                                         ----------   ----------
Total                                                    $   36,450   $   37,675
                                                         ==========   ==========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrant's fiscal years ended December 31, 2003 and December 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                         12/31/03     12/31/04
--------------------------------------------------------------------------------
Registrant                                               $    5,475   $    5,600

Eaton Vance (1)                                          $        0   $   84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTILITIES PORTFOLIO

By:  /s/Duncan W. Richardson
     -----------------------
     Duncan W. Richardson
     President


Date:        February 16, 2005
             -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/William J. Austin, Jr.
     -------------------------
     William J. Austin, Jr.
     Treasurer


Date:   February 16, 2005
        -----------------

By:  /s/Duncan W. Richardson
     -----------------------
     Duncan W. Richardson
     President


Date:        February 16, 2005
             -----------------